Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total	[1]	$ 6,874,013	$ 13,416,880	$ 2,081,202	$ 100,000	$ 22,472,095
ARGENTINA | Federal Government [Member]
Total	[1]	4,216,107				4,216,107
ARGENTINA | State Government [Member]
Total	[1]	792,630	35,076			827,706
ARGENTINA | Municipal Government [Member]
Total	[1]	2,055				2,055
MALAYSIA | State Owned Enterprise [Member]
Total	[1]			1,029,510		1,029,510
INDONESIA | Central Government [Member]
Total	[1]				$ 100,000	100,000
AUSTRALIA | Federal Government [Member]
Total	[1]			585,466		585,466
AUSTRALIA | State Government [Member]
Total	[1]	914,120	$ 13,381,804	$ 466,226		14,762,150
AUSTRALIA | Local Government [Member]
Total	[1]	$ 949,101				$ 949,101

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2023.